Submission	May 09, 2025
Submission [Line Items]
Central Index Key	0001015328
Registrant Name	WINTRUST FINANCIAL CORP
Registration File Number	333-271788
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES